Summary of significant accounting policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) business	Dec. 31, 2024 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of principal businesses | business	3
Minimum amount of majority of loans primarily to institutional customers	$ 1,000,000
Percentage of securities valued with reasonable level of price transparency	99.00%
Available-for-sale	$ 102,106,000,000	$ 88,031,000,000
Total derivative assets	$ 1,390,000,000	3,706,000,000
Maximum percentage of excess actuarial gain or loss before excess is recognized	10.00%
Period of time to amortize unrecognized gains or losses for pension plans with inactive participants	15 years
Period of time that difference of expected return on plan assets vs. actual performance of plan assets included as adjustment in market related value	5 years
Operating segments | Assets measured at fair value on a recurring basis
Accounts, Notes, Loans and Financing Receivable [Line Items]
Available-for-sale	$ 102,106,000,000	88,031,000,000
Operating segments | Level 3 | Assets measured at fair value on a recurring basis
Accounts, Notes, Loans and Financing Receivable [Line Items]
Available-for-sale	0	$ 0
Total derivative assets	$ 0
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Premises and equipment, useful life	2 years
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Premises and equipment, useful life	40 years
Commercial Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due for nonaccrual status	90 days
First Lien Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due subject to impairment test	90 days
Second Lien Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due subject to impairment test	90 days